Shareholders' Equity - Comprehensive Capital Plan and Scotiabank Investment (Details) - USD ($)				3 Months Ended				12 Months Ended
	Dec. 27, 2024	Aug. 30, 2024	Aug. 12, 2024	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 13, 2025
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount authorized to be repurchased											$ 1,000,000,000.0
Common shares repurchased, value				$ 200,000,000				$ 200,000,000		$ 38,000,000
Stock repurchased during period, value								$ 35,000,000	$ 28,000,000	$ 34,000,000
Cash dividends declared on Common Shares (in dollars per share)				$ 0.205	$ 0.205	$ 0.205	$ 0.205	$ 0.82	$ 0.82	$ 0.82
Net proceeds from Scotiabank investment								$ 0	$ 2,771,000,000	$ 0
Scotiabank Investment Agreement
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shares repurchased, value				$ 17,000,000
Investments			$ 2,800,000,000
Sale of stock, percentage of ownership after transaction	14.90%	4.90%	14.90%
Fixed price per share (in dollars per share)			$ 17.17
Initial purchase of common shares (in shares)	115,042,316	47,829,359
Net proceeds from Scotiabank investment	$ 2,000,000,000.0	$ 821,000,000
Proceeds from issuance costs	$ 16,000,000	$ 10,000,000